Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Class A and Class B ordinary shares - Diluted	[1]	81,166,851	80,000,000
Class A and Class B ordinary shares - Diluted	[1]	$ 0.08	$ 0.03

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.